Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Financial Assets Measured At Fair Value On Recurring Basis

	December 31, 2012
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$701	$-	$-	$701

Available-for-sale:

Foreign banks and government debentures	-	87,309	-	87,309
Corporate debentures	-	47,809	-	47,809

Total financial assets	$701	$135,118	$-	$135,819

	December 31, 2011
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Cash equivalents:
Money market funds	$1,247	$-	$-	$1,247

Available-for-sale:

Foreign banks and government debentures	-	72,783	-	72,783
Corporate debentures	-	40,195	-	40,195

Total financial assets	$1,247	$112,978	$-	$114,225